Income taxes - Current and Deferred Tax Expense (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Current year tax (expense) / benefit	€ (1,535.6)	€ (1,766.1)	€ (1,440.9)
Prior year tax (expense) / benefit	(211.2)	113.1	(55.8)
Total income tax (expense) / benefit current	(1,746.8)	(1,653.0)	(1,496.7)
Changes to recognition of operating losses and tax credits	(24.9)	3.0	(41.2)
Prior year tax (expense) / benefit	93.1	(85.2)	79.2
Tax rate changes	0.0	13.5	(1.1)
Origination and reversal of temporary differences, operating losses and tax credits	(2.0)	285.9	489.9
Total deferred tax (expense) / benefit	€ 66.2	€ 217.2	€ 526.8